CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (UNAUDITED) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Treasury Stock
Balance, shares at Jun. 30, 2020		2,881,065				19,802
Balance, amount at Jun. 30, 2020	$ 11,721,400	$ 144,100	$ 8,608,300	$ 0	$ 3,021,400	$ 52,400
Net loss	(3,672,500)	$ 0	0	0	(3,672,500)	0
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), shares		3,595,880
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), amount	16,074,000	$ 179,800	15,894,200	0	0	0
Foreign currency translation adjustment	(9,200)			(9,200)	0
Exercise of stock options for Common Stock, shares		1,000
Exercise of stock options for Common Stock, amount	3,100	$ 100	3,000	0	0	0
Stock-based compensation	2,108,000	$ 0	2,108,000	0	0	$ 0
Foreign currency translation adjustment	(9,200)
Stock-based compensation	2,108,000
Balance, shares at Jun. 30, 2021		6,477,945				19,802
Balance, amount at Jun. 30, 2021	26,224,800	$ 324,000	26,613,500	(9,200)	(651,100)	$ 52,400
Net loss	(2,105,300)
Foreign currency translation adjustment	104,000
Unrealized loss on investment securities, net of tax	(400)
Stock-based compensation	1,266,400
Balance, shares at Dec. 31, 2021		6,477,945				19,802
Balance, amount at Dec. 31, 2021	25,489,500	$ 324,000	27,879,900	94,400	(2,756,400)	$ 52,400
Balance, shares at Jun. 30, 2021		6,477,945				19,802
Balance, amount at Jun. 30, 2021	26,224,800	$ 324,000	26,613,500	(9,200)	(651,100)	$ 52,400
Net loss	(13,668,100)	$ 0	0	0	(13,668,100)	0
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), shares		545,456
Issuance of Common Stock and Warrants, net of issuance cost (Note 14), amount	2,727,200	$ 27,200	2,700,000	0	0	0
Foreign currency translation adjustment	(86,200)	0		(86,200)	0	0
Stock-based compensation	2,350,600	0	2,350,600	0	0	0
Foreign currency translation adjustment	(86,200)
Unrealized loss on investment securities, net of tax	(10,200)
Stock-based compensation	2,350,600
Unrealized holding loss on investment securities, net of tax	(10,200)	$ 0	0	(10,200)	0	$ 0
Balance, shares at Jun. 30, 2022		7,023,401				19,802
Balance, amount at Jun. 30, 2022	17,538,100	$ 351,200	31,664,100	(105,600)	(14,319,200)	$ 52,400
Balance, shares at Dec. 31, 2021		6,477,945				19,802
Balance, amount at Dec. 31, 2021	25,489,500	$ 324,000	27,879,900	94,400	(2,756,400)	$ 52,400
Net loss	(1,535,000)	$ 0	0	0	(1,535,000)	0
Issuance of Common Stock and Warrants, net of issuance costs, shares		545,456
Issuance of Common Stock and Warrants, net of issuance costs, amount	2,727,200	$ 27,200	2,700,000	0	0	0
Foreign currency translation adjustment	(194,500)	0	0	(194,500)	0	0
Unrealized loss on investment securities, net of tax	(4,700)	0	0	(4,700)	0	0
Stock-based compensation	653,700	$ 0	653,700	0	0	$ 0
Balance, shares at Mar. 31, 2022		7,023,401				19,802
Balance, amount at Mar. 31, 2022	27,136,200	$ 351,200	31,233,600	(104,800)	(4,291,400)	$ 52,400
Balance, shares at Jun. 30, 2022		7,023,401				19,802
Balance, amount at Jun. 30, 2022	17,538,100	$ 351,200	31,664,100	(105,600)	(14,319,200)	$ 52,400
Balance, shares at Jun. 30, 2022		7,023,401				19,802
Balance, amount at Jun. 30, 2022	17,538,100	$ 351,200	31,664,100	(105,600)	(14,319,200)	$ 52,400
Net loss	(4,079,400)	0	0	0	(4,079,400)	0
Foreign currency translation adjustment	88,600	0		88,600	0	0
Stock-based compensation	1,236,700	0	1,236,700	0	0	0
Foreign currency translation adjustment	88,600
Unrealized loss on investment securities, net of tax	8,600
Stock-based compensation	1,236,700
Unrealized holding gain on investment securities, net of tax	8,600	$ 0	0	8,600	0	$ 0
Balance, shares at Dec. 31, 2022		7,023,401				19,802
Balance, amount at Dec. 31, 2022	14,792,600	$ 351,200	32,900,800	(8,400)	(18,398,600)	$ 52,400
Net loss	(2,370,500)	0	0	0	(2,370,500)	0
Foreign currency translation adjustment	40,200	0	0	40,200	0	0
Unrealized loss on investment securities, net of tax	3,700	0	0	3,700	0	0
Stock-based compensation	602,600	$ 0	602,600	0	0	$ 0
Balance, shares at Mar. 31, 2023		7,023,401				19,802
Balance, amount at Mar. 31, 2023	$ 13,068,600	$ 351,200	$ 33,503,400	$ 35,500	$ (20,769,100)	$ 52,400